Operating leases (Details 1) $ in Thousands	Dec. 31, 2018 MXN ($)
2019
Disclosure of Operating leases [Line Items]
Minimum finance lease payments payable	$ 117,496
2020
Disclosure of Operating leases [Line Items]
Minimum finance lease payments payable	103,347
2021
Disclosure of Operating leases [Line Items]
Minimum finance lease payments payable	97,548
2022
Disclosure of Operating leases [Line Items]
Minimum finance lease payments payable	70,956
2023
Disclosure of Operating leases [Line Items]
Minimum finance lease payments payable	$ 50,751